Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Apr. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Organization and Nature of Operations [Abstract]
Paid to suppliers		$ 496,531	$ 311,811
Residual value percentage		5.00%
Interest expense		$ 67,747	128,808
VAT rate	13.00%
Subsidies received		1,505,943	517,054	$ 16,718
Shipping and handling costs		$ 396,899	$ 511,741	$ 573,669
Tax benefit percentage		50.00%